FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
FIXED ASSETS
Consideration fixed assets acquired based relative fair value	$ 307,000	$ 9,000	$ 661,000	$ 20,000